UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $392,477 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108     4958   104360 SH       SOLE                   104360        0        0
FAIRPOINT COMMUNICATIONS INC   COM              305560104      162    17935 SH       SOLE                    17935        0        0
FINISH LINE INC                CL A             317923100    21584  4534508 SH       SOLE                  4534508        0        0
GENESCO INC                    COM              371532102     4252   184000 SH       SOLE                   184000        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    25133  4188882 SH       SOLE                  4188882        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    32784  1741988 SH       SOLE                  1741988        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106     5867   924000 SH       SOLE                   924000        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     4400  1442460 SH       SOLE                  1442460        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    13768   346888 SH       SOLE                   346888        0        0
MAIR HOLDINGS INC              COM              560635104     3789   997010 SH       SOLE                   997010        0        0
MIRANT CORP NEW                COM              60467r100    57913  1591465 SH       SOLE                  1591465        0        0
NORTHWEST AIRLS CORP           COM              667280408    30547  3397898 SH       SOLE                  3397898        0        0
SCHIFF NUTRITION INTL INC      COM              806693107      112    19000 SH       SOLE                    19000        0        0
SLM CORP                       COM              78442p106     4220   274900 SH       SOLE                   274900        0        0
STONE ENERGY CORP              COM              861642106    13313   254500 SH       SOLE                   254500        0        0
TRICO MARINE SERVICES INC      COM NEW          896106200    52460  1346154 SH       SOLE                  1346154        0        0
URS CORP NEW                   COM              903236107    19830   606599 SH       SOLE                   606599        0        0
VAALCO ENERGY INC              COM NEW          91851c201     4037   812200 SH       SOLE                   812200        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104    34665   951023 SH       SOLE                   951023        0        0
WINN DIXIE STORES INC          COM NEW          974280307    58683  3267421 SH       SOLE                  3267421        0        0